Receivables from Financial Services - Changes in Allowance for Credit Losses on Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	¥ 39,760	¥ 36,675	¥ 28,867
Provision			36,037
Remeasurement	54,833	33,873
Write-offs	(31,436)	(30,986)	(39,478)
Recoveries			8,368
Exchange differences on translating foreign operations	(2,916)	198	(1,718)
Balance at end of year	60,241	39,760	36,675
Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	730	821	809
Provision			214
Remeasurement	142	92
Write-offs	(130)	(125)	(299)
Recoveries			50
Exchange differences on translating foreign operations	(52)	(58)	47
Balance at end of year	690	730	821
Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	2,713	1,906	1,823
Provision			336
Remeasurement	1,905	755
Write-offs	(1,784)	153	(271)
Recoveries			13
Exchange differences on translating foreign operations	(297)	(101)	5
Balance at end of year	2,537	2,713	1,906
Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	43,203	39,402	31,499
Provision			36,587
Remeasurement	56,880	34,720
Write-offs	(33,350)	(30,958)	(40,048)
Recoveries			8,431
Exchange differences on translating foreign operations	(3,265)	39	(1,666)
Balance at end of year	63,468	43,203	39,402
Previously stated [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year		32,076
Balance at end of year			32,076
Previously stated [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year		821
Balance at end of year			821
Previously stated [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year		1,906
Balance at end of year			1,906
Previously stated [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year		34,803
Balance at end of year			34,803
Effect of changes in accounting policy [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year		4,599
Balance at end of year			4,599
Effect of changes in accounting policy [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year
Balance at end of year
Effect of changes in accounting policy [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year
Balance at end of year
Effect of changes in accounting policy [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year		4,599
Balance at end of year			4,599
12-month expected credit losses [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	22,612	20,574
Remeasurement	5,547	1,788
Write-offs
Exchange differences on translating foreign operations	(1,504)	250
Balance at end of year	26,655	22,612	20,574
12-month expected credit losses [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	534	604
Remeasurement	(15)	(19)
Write-offs
Exchange differences on translating foreign operations	(38)	(51)
Balance at end of year	481	534	604
12-month expected credit losses [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	1,419	1,553
Remeasurement	127	(49)
Write-offs
Exchange differences on translating foreign operations	(109)	(85)
Balance at end of year	1,437	1,419	1,553
12-month expected credit losses [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	24,565	22,731
Remeasurement	5,659	1,720
Write-offs
Exchange differences on translating foreign operations	(1,651)	114
Balance at end of year	28,573	24,565	22,731
Lifetime expected credit losses [member] | Not credit impaired [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	10,407	9,543
Remeasurement	16,637	579
Write-offs
Exchange differences on translating foreign operations	(412)	285
Balance at end of year	26,632	10,407	9,543
Lifetime expected credit losses [member] | Not credit impaired [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	72	78
Remeasurement	29	(3)
Write-offs
Exchange differences on translating foreign operations	(5)	(3)
Balance at end of year	96	72	78
Lifetime expected credit losses [member] | Not credit impaired [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	329	309
Remeasurement	2	35
Write-offs
Exchange differences on translating foreign operations	(13)	(15)
Balance at end of year	318	329	309
Lifetime expected credit losses [member] | Not credit impaired [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	10,808	9,930
Remeasurement	16,668	611
Write-offs
Exchange differences on translating foreign operations	(430)	267
Balance at end of year	27,046	10,808	9,930
Lifetime expected credit losses [member] | Credit impaired [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	6,741	6,558
Remeasurement	32,649	31,506
Write-offs	(31,436)	(30,986)
Exchange differences on translating foreign operations	(1,000)	(337)
Balance at end of year	6,954	6,741	6,558
Lifetime expected credit losses [member] | Credit impaired [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	124	139
Remeasurement	128	114
Write-offs	(130)	(125)
Exchange differences on translating foreign operations	(9)	(4)
Balance at end of year	113	124	139
Lifetime expected credit losses [member] | Credit impaired [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	965	44
Remeasurement	1,776	769
Write-offs	(1,784)	153
Exchange differences on translating foreign operations	(175)	(1)
Balance at end of year	782	965	44
Lifetime expected credit losses [member] | Credit impaired [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	7,830	6,741
Remeasurement	34,553	32,389
Write-offs	(33,350)	(30,958)
Exchange differences on translating foreign operations	(1,184)	(342)
Balance at end of year	¥ 7,849	¥ 7,830	¥ 6,741